Investments in Associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 27, 2024	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2024	Jul. 31, 2024
Disclosure of associates [line items]
Undistributed retained earnings		$ 74	$ 75	$ 74	$ 73
Investments in associates based on quoted stock exchange price		528	595	570
Impairment losses		0	0	$ 343
KeyCorp [member]
Disclosure of associates [line items]
Investments in associates based on quoted stock exchange price		$ 3,332	$ 4,044
Additional Proportion of Investment Acquired in Associates	10.00%
Proportion of ownership interest in associate	14.90%